Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	BRUCE FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000047071
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2024
Prospectus Date	rr_ProspectusDate	Oct. 28, 2024
BRUCE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Bruce Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s adviser (Bruce & Co., Inc.) seeks to achieve the Fund’s objective of long-term capital appreciation by investing primarily in domestic common stocks and bonds, including convertible bonds and “zero coupon” government bonds.

The Fund may invest in domestic common stocks of any capitalization, although the adviser will focus on smaller companies, as well as micro-cap securities. Both growth and value criteria are used to determine and select those stocks. Securities of unseasoned companies may also be acquired. Out-of-favor, turnaround and distressed situations are actively pursued.

The Fund may invest, without restriction, in future interest and principal of U.S. government securities, commonly known as “zero coupon” bonds. The Fund’s strategy is to use long-dated issues as an attempt to seek capital appreciation. This strategy is primarily used in the absence of viable common stock opportunities.

Other debt securities, traded on exchanges or over-the-counter, may be acquired, sometimes at substantial discounts from the principal amount. Investments may be made in defaulted bonds, which might sell at a fraction of their par value. The Fund’s strategy for these bonds is to use primarily bonds which have significant yield to maturities, or to use convertible bonds which fluctuate with the underlying common stock. A majority of these bonds are lower-rated or “junk” bonds, which carry no credit ratings.

The Fund may invest in foreign securities, either directly, or through the use of American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”). ADRs or GDRs in which the Fund invests will be denominated in U.S. dollars and listed on a U.S. exchange.

At times, the adviser’s strategy may result in the Fund holding a large cash position for a transitional period of time. The cash position will generally be held in a money market mutual fund, but may also be invested in short-term government securities, certificates of deposit, commercial paper, or repurchase agreements.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund before and after tax is not necessarily an indication of how it will perform in the future. Current performance of the Fund may be lower or higher than the performance quoted below. Updated performance information may be obtained by calling (800) 872-7823.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 872-7823
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund before and after tax is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year - by - Year Returns For Periods Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 11.09% during the quarter ended December 31, 2020 and the lowest return for a quarter was (10.79)% during the quarter ended March 31, 2020. The Fund’s year to date return as of September 30, was 9.43%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.79%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (800) 872-7823.

BRUCE FUND | S&P 500 Stock Index (reflects no deduction for fees)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
BRUCE FUND | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective.
BRUCE FUND | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

BRUCE FUND | Stock Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Market and Geopolitical Risk. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or the Fund’s benchmark index. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

BRUCE FUND | Issuer Specific Changes Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Changes Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio.
BRUCE FUND | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. If the adviser’s assessment of the prospects for individual securities is incorrect it could result in significant losses in the Fund’s investment in those securities, which can also result in possible losses overall for the Fund.

BRUCE FUND | Distressed Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distressed Investment Risk. There can be no assurance that the adviser will correctly evaluate the nature and magnitude of all factors that could affect the outcome of an investment in a distressed security. The prices of distressed securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher-rated securities. The secondary market for distressed securities may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of such securities.

BRUCE FUND | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The Fund, being able to invest in unseasoned companies, defaulted bonds and debt securities, traded over-the-counter or at substantial discounts, will be subject to liquidity issues and risk. The urgency to sell these securities might result in receiving a price substantially less than anticipated.

BRUCE FUND | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Market interest rates change, causing the current market value of debt securities at any time to fluctuate. The value of the Fund’s debt securities portfolio may decline when market interest rates rise. The Fund, being able to invest without restriction in future interest and principal of U.S. government securities, commonly known as “zero coupon” bonds, would be primarily sensitive to and affected by interest rate risk, if so invested. Zero coupon bonds move substantially more than a corresponding coupon-paying bond of the same maturity, as interest rates fluctuate.

BRUCE FUND | Value Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

BRUCE FUND | Growth Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Growth Risk. If the adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.
BRUCE FUND | Cash Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Investments Risk. The Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its capital appreciation objective.

BRUCE FUND | Small Or Micro Cap Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small- or Micro-Cap Investing Risk. The value of securities of smaller, less well-known issuers can be substantially more volatile than that of larger issuers.
BRUCE FUND | Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Government Securities Risk. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. It is possible that the U.S. government would not provide financial support to certain of its agencies or instrumentalities if it is not required to do so by law. If a U.S. government agency or instrumentality in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price or yield could fall.

BRUCE FUND | Maturity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Maturity Risk. The longer the maturity of a debt security the more its value fluctuates with changes in interest rates. When interest rates rise, you can expect the value of long-term bonds to fall more than those of short-term bonds.

BRUCE FUND | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. There is a risk that the issuer of a debt security may become insolvent and unable to meet interest payments or to repay principal at maturity, and that defaulted bonds may remain in default, resulting in no repayment to the holder at maturity. Various credit rating firms many times rate debt securities, and the lowering of such ratings can cause the value of the debt securities to decline.

BRUCE FUND | Foreign Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investing Risk. Foreign stocks may underperform or be more volatile than U.S. stocks. Risks related to investments in foreign securities include: currency exchange rate fluctuation; less public information; less stringent regulatory standards; and lack of uniform accounting, auditing and financial reporting standards.

BRUCE FUND | Sector Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

BRUCE FUND | Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

BRUCE FUND | Business Continuity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Business Continuity Risk. On June 23, 2023, Robert B. Bruce, then Director, President, and Treasurer of the Fund, passed away. As a result, there is one remaining officer of the Fund and the adviser. This may increase business continuity risk and the risk of potential business disruption. Potential implications could include unplanned changes to portfolio manager or adviser, and the possibility that the Fund could commence an orderly liquidation whereby the shareholders would redeem their shares in the Fund in advance of when they would have otherwise requested.

BRUCE FUND | BRUCE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BRUFX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2014	rr_AnnualReturn2014	13.67%
Annual Return 2015	rr_AnnualReturn2015	2.90%
Annual Return 2016	rr_AnnualReturn2016	4.05%
Annual Return 2017	rr_AnnualReturn2017	12.46%
Annual Return 2018	rr_AnnualReturn2018	(3.96%)
Annual Return 2019	rr_AnnualReturn2019	22.42%
Annual Return 2020	rr_AnnualReturn2020	12.00%
Annual Return 2021	rr_AnnualReturn2021	17.04%
Annual Return 2022	rr_AnnualReturn2022	(8.76%)
Annual Return 2023	rr_AnnualReturn2023	(0.75%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.75%)
5 Years	rr_AverageAnnualReturnYear05	7.83%
10 Years	rr_AverageAnnualReturnYear10	6.72%
BRUCE FUND | BRUCE FUND | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.35%)
5 Years	rr_AverageAnnualReturnYear05	5.97%
10 Years	rr_AverageAnnualReturnYear10	5.19%
BRUCE FUND | BRUCE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.41%
5 Years	rr_AverageAnnualReturnYear05	6.06%
10 Years	rr_AverageAnnualReturnYear10	5.12%

[1]	“Management Fee” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.